INCOME TAXES	9 Months Ended
Sep. 30, 2025
INCOME TAXES
INCOME TAXES

(12)INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

ACG HK did not derive any income that is subject to Hong Kong profits tax for the taxable years ended December 31, 2024 and nine -month September 30,2025. Accordingly, no provision for Hong Kong profits tax was required.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%. If an HNTE enterprise no longer satisfies the related accreditation criteria, its certificate will be cancelled and it will cease to be entitled to the related tax incentives.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Education received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Education to the preferential income tax rate of 15 % effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15 % effective retroactively from January 1, 2011 to December 31, 2013. In October 2014 and 2017, ATA Education received approval from the tax authority on its renewal as an HNTE, which entitled it to the preferential income tax rate of 15 % effective from January 1, 2014 to December 31, 2016 and from January 1, 2017 to December 31, 2019, respectively. In December 2020, ATA Education received approval from the tax authority on its renewal as an HNTE, which entitled it to the preferential income tax rate of 15 % effective retroactively from January 1, 2020 to December 31, 2022.

The EIT Law and its relevant regulations impose a withholding tax at 10% for earnings generated beginning January 1, 2008, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of December 31, 2024 and September 30, 2025, the Company has not accrued income taxes on earnings of RMB 1,966,439 and RMB 76,559 respectively, generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB196,644 and RMB7,656, respectively as of December 31, 2024 and September 30, 2025.

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Nine -month September 30,
	2024	2025
	RMB	RMB
PRC
Current income tax expense	—	—
Deferred income tax benefit	(9,823,637)	(7,246,803)
Total income tax benefit	(9,823,637)	(7,246,803)

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for nine -month September 30,2024 and 2025 to earnings before income taxes due to the following:

	Nine -month September 30,
	2024	2025
	RMB	RMB
Computed “expected” income tax benefit	(14,794,555)	(7,247,618)
Increase in valuation allowance	3,508,598	2,710,017
Entities not subject to income tax	619,706	(3,024,388)
Non-deductible expenses	—	—
Entertainment	260,507	198,627
Share-based compensation	663,262	116,569
Other non-deductible expenses	—	—
Disposal of equity interests in subsidiaries	—	—
Other	(81,155)	(10)
Actual income tax benefit	(9,823,637)	(7,246,803)

The applicable PRC statutory income tax rate is used since the Group’s taxable income is generated in the PRC.

For the years ended December 31, 2024 and for the nine -month September 30,2025, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning 2018.